GEOGRAPHICAL AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
GEOGRAPHICAL AND SEGMENT INFORMATION
24	GEOGRAPHICAL AND SEGMENT INFORMATION

Gold Fields is primarily involved in gold mining, exploration and related activities. Activities are conducted and investments held both inside and outside of South Africa.

The segment results have been prepared and presented based on management’s reporting format. Management prepares its financial records in accordance with International Financial Reporting Standards, or IFRS, and reconciled IFRS information is what the Company’s chief operating decision maker reviews in allocating resources and making investment decisions. The Company’s gold mining operations are managed and internally reported based upon the following geographic areas: in South Africa the Driefontein-Kloof complex, or KDC, (prior to July 1, 2010, Driefontein and Kloof divisions were reported as separate segments), the Beatrix division and the South Deep mine, in Ghana the Tarkwa and Damang mines, in Australia, the St. Ives and Agnew mines and in Peru, the Cerro Corona mine. The Group also has exploration interests which are included in the Corporate and other segment. Corporate costs are allocated between segments based upon the time spent on each segment by members of the executive team.

	Fiscal Year Ended December 31, 2011
	South Africa			Ghana		Australia					Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St. Ives		Agnew		Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	1,745.5	555.4	427.5	1,122.9	340.8	734.2		313.1		1,047.3	560.5	—	—	5,800.1
Operating costs(1)	(1,032.2)	(333.6)	(296.2)	(436.4)	(142.1)	(415.4)		(138.5)		(553.9)	(157.4)	(31.0)	(126.5)	(3,109.4)
Gold inventory change (2)	—	—	—	65.0	1.9	3.0		6.0		9.0	(0.1)	—	1.4	77.2

Operating profit	713.4	221.8	131.3	751.6	200.6	321.8		180.6		502.4	403.0	(31.0)	(125.1)	2,767.9
Amortization and depreciation	(230.4)	(71.2)	(76.7)	(104.9)	(26.7)	(149.9)		(44.6)		(194.5)	(58.6)	(20.4)	38.1	(745.3)

Net operating profit/(loss)	483.0	150.6	54.6	646.6	173.9	171.9		136.0		307.9	344.4	(51.4)	(87.0)	2,022.6
Exploration expenditure	—	—	—	—	—	(5.0)		(4.4)		(9.4)	(4.2)	(101.6)	(5.3)	(120.5)
Feasibility and evaluation	—	—	—	—	—	—		—		—	—	(17.4)	(77.8)	(95.2)
Other items as detailed in statement of operations	(56.3)	(11.2)	(15.1)	(21.5)	(15.0)	0.2		(0.1)		0.1	(15.7)	(15.3)	0.6	(149.4)
Royalty	(35.5)	(4.6)	(2.1)	(51.0)	(15.5)	—	(3)	—	(3)	(26.3)	(14.7)	—	—	(149.7)
Current taxation	(88.5)	(0.3)	—	(150.7)	(29.8)	—	(3)	—	(3)	—	(111.7)	(55.5)	—	(436.5)
Deferred taxation	(39.7)	(43.4)	(17.1)*	(22.0)	(13.2)	—	(3)	—	(3)	(82.8)	10.4	43.9	48.4	(115.5)

Profit/(loss) after taxation	263.2	91.1	20.3	401.4	100.5	—	(3)	—	(3)	189.6	208.5	(197.3)	(121.1)	955.8

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.

*	Indicative as tax is provided in the holding companies of South Deep.

**	The totals above may not reflect the sum of the line items due to rounding.

	December 31, 2011
	South Africa			Ghana		Australia					Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St. Ives		Agnew		Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Balance sheet
Total assets (excluding deferred tax assets)	1,714.5	225.0	153.0	1,435.9	344.2	1,058.2		609.0		1,667.2	1,069.5	3,643.0	(174.9)	10,077.4
Total liabilities excluding deferred tax	414.2	(103.5)	66.9	323.9	99.2	174.9		44.6		219.5	282.8	1,949.5	(55.2)	3,197.3
Deferred tax liability/(asset)	471.6	145.6	15.8	207.7	29.1	—	(3)	—	(3)	270.8	24.9	(77.3)	(60.3)	1,027.8
Capital expenditure	318.6	84.6	274.6	218.9	87.8	182.7		74.1		256.8	69.4	102.5	(260.2)	1,153.0

(1)	Operating costs for management reporting purposes includes: Corporate expenditure—$25.9 million, Environmental rehabilitation—$24.9 million and Employee termination costs—$32.8 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.

(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the fiscal year.

(3)	As a significant portion of the acquisition price was allocated to tenements of St Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.

	Six Months Ended December 31, 2010
	South Africa			Ghana		Australia					Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St. Ives		Agnew		Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	814.3	259.1	188.2	468.1	152.1	313.4		102.4		415.8	266.6	—	—	2,564.2
Operating costs(1)	(533.6)	(172.8)	(139.5)	(205.4)	(73.9)	(178.2)		(50.7)		(228.9)	(77.4)	(33.1)	(43.6)	(1,508.2)
Gold inventory change(2)	—	—	—	(2.8)	0.5	10.3		0.7		11.0	1.6	—	(4.7)	5.6

Operating profit	280.7	86.3	48.7	259.9	78.7	145.5		52.4		197.9	190.8	(33.1)	(48.3)	1,061.6
Amortization and depreciation	(122.5)	(36.9)	(37.8)	(43.5)	(12.7)	(81.5)		(14.1)		(95.6)	(29.1)	(10.9)	(0.4)	(389.4)

Net operating profit/(loss)	158.2	49.4	10.9	216.4	66.0	64.0		38.3		102.3	161.7	(44.0)	(48.7)	672.2
Exploration expenditure	—	—	—	—	—	—		—		—	—	(49.1)	(1.8)	(50.9)
Feasibility and evaluation	—	—	—	—	—	—		—		—	—	(9.3)	—	(9.3)
Other items as detailed in statement of operations	(148.9)	(47.7)	(22.9)	(11.6)	(6.0)	(4.2)		(1.4)		(5.6)	(12.1)	(117.6)	(1.4)	(373.8)
Royalty	(11.8)	(1.3)	(0.9)	(8.7)	(3.1)	—	(3)	—	(3)	(10.2)	(7.3)	—	—	(43.3)
Current taxation	(20.5)	(0.4)	—	(54.8)	(18.6)	—	(3)	—	(3)	—	(47.1)	(18.1)	—	(159.5)
Deferred taxation	33.7	(7.9)	(0.6)*	(5.7)	1.2	—	(3)	—	(3)	(25.7)	(1.9)	(0.6)	33.2	25.7

Profit/(loss) after taxation	10.7	(7.9)	(13.5)	135.6	39.5	—	(3)	—	(3)	60.8	93.3	(238.7)	(18.7)	61.1

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.

*	Indicative as tax is provided in the holding companies of South Deep.

**	The totals above may not reflect the sum of the line items due to rounding.

	December 31, 2010
	South Africa			Ghana		Australia					Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St. Ives		Agnew		Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Balance sheet
Total assets (excluding deferred tax assets)	1,937.9	237.5	126.6	1,193.3	250.0	862.7		485.6		1,348.3	1,063.2	4,370.8	182.4	10,710.0
Total liabilities excluding deferred tax	437.1	(93.0)	67.5	189.4	70.5	140.9		45.9		186.8	288.5	1,427.7	(12.0)	2,562.5
Deferred tax liability/(asset)	525.6	128.9	0.6	185.7	15.8	—	(3)	—	(3)	187.2	35.2	(33.1)	19.4	1,065.3
Capital expenditure	177.3	42.7	140.5	116.6	56.3	55.5		25.0		80.5	31.4	4.7	(56.4)	593.6

(1)	Operating costs for management reporting purposes includes: Corporate expenditure—$20.7 million, Environmental rehabilitation—$10.9 million and Employee termination costs—$35.3 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.

(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.

(3)	As a significant portion of the acquisition price was allocated to tenements of St Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.

	Fiscal Year Ended June 30, 2010
	South Africa				Ghana		Australia				Peru
	Driefontein	Kloof	Beatrix	South Deep	Tarkwa	Damang	St. Ives		Agnew	Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	770.9	613.2	424.7	288.7	790.1	226.9	460.6		177.8	638.4	411.4	—	—	4,164.3
Operating costs(1)	(505.6)	(451.8)	(299.9)	(220.9)	(387.0)	(130.7)	(308.9)		(89.3)	(398.2)	(135.0)	—	(118.5)	(2,647.6)
Gold inventory change(2)	—	—	—	—	11.4	(2.1)	13.4		(0.5)	12.9	1.3	—	5.9	29.4

Operating profit	265.3	161.4	124.8	67.8	414.5	94.1	165.1		88.0	253.1	277.7	—	(112.6)	1,546.1
Amortization and depreciation	(82.0)	(105.6)	(71.5)	(59.7)	(111.0)	(17.2)	(98.6)		(18.2)	(116.8)	(55.3)	(19.1)	6.9	(631.3)

Net operating profit/(loss)	183.3	55.8	53.3	8.1	303.5	76.9	66.5		69.8	136.3	222.4	(19.1)	(105.7)	914.8
Exploration expenditure	—	—	—	—	—	—	—		—	—	—	(80.9)	(1.6)	(82.5)
Other items as detailed in statement of operations	(12.0)	(14.1)	(6.4)	(24.8)	(10.9)	(3.3)	(4.5)		(1.3)	(5.8)	(53.2)	145.2	4.4	19.1
Current taxation	(32.6)	(3.7)	(1.0)	(0.5)	(70.3)	(28.3)	—	(3)	— (3)	(16.5)	(51.2)	(29.9)	—	(234.0)
Deferred taxation	(26.5)	(15.4)	(18.6)	6.5 *	(34.4)	0.5	—	(3)	— (3)	(34.7)	(27.0)	3.5	21.7	(124.4)

Profit/(loss) after taxation	112.2	22.6	27.3	(10.7)	187.9	45.8	—	(3)	— (3)	79.3	91.0	18.8	(81.2)	493.0

	June 30, 2010
	South Africa				Ghana		Australia					Peru
	Driefontein	Kloof	Beatrix	South Deep	Tarkwa	Damang	St. Ives		Agnew		Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Balance sheet
Total assets	1,076.5	661.2	140.5	132.0	1,059.0	177.4	701.8		380.8		1,082.6	886.0	3,812.6	153.6	9,181.4
Total liabilities excluding deferred tax	307.2	142.8	(114.9)	78.9	144.6	36.7	125.4		32.5		157.9	218.0	1,109.2	(27.6)	2,052.8
Deferred tax liability/(asset)	263.6	236.9	107.5	—	180.0	17.1	—	(3)	—	(3)	138.2	33.3	(33.0)	46.6	990.2
Capital expenditure	150.3	145.7	85.8	212.8	148.6	29.8	103.0		55.2		158.2	85.6	4.5	(108.2)	913.1

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.

(1)	Operating costs for management reporting purposes includes: Corporate expenditure—$47.5 million, Environmental rehabilitation—$19.3 million and Employee termination costs—$10.2 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.

(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.

(3)	As a significant portion of the acquisition price was allocated to tenements of St Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the current or deferred taxation.

	Fiscal Year Ended June 30, 2009
	South Africa				Ghana		Australia				Peru
	Driefontein	Kloof	Beatrix	South Deep	Tarkwa	Damang	St. Ives		Agnew	Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	726.5	562.3	339.1	155.2	537.2	175.7	378.6		169.9	548.5	183.8	—	—	3,228.3
Operating costs(1)	(391.8)	(342.3)	(226.1)	(131.9)	(338.1)	(132.4)	(255.5)		(74.8)	(330.3)	(86.4)	—	(106.0)	(2,085.3)
Gold inventory change(2)	—	—	—	—	18.0	2.3	1.1		(2.2)	(1.1)	4.1	—	11.4	34.7

Operating profit	334.7	220.0	113.0	23.3	217.1	45.6	124.3		92.8	217.1	101.5	—	(94.6)	1,177.7
Amortization and depreciation	(69.4)	(76.9)	(48.3)	(31.4)	(55.0)	(18.8)	(80.0)		(24.9)	(104.9)	(38.9)	(16.2)	26.2	(433.6)

Net operating profit/(loss)	265.3	143.1	64.7	(8.1)	162.1	26.8	44.4		67.9	112.2	62.6	(16.2)	(68.4)	744.1
Exploration expenditure	—	—	—	—	—	—	—		—	—	—	(56.4)	(1.6)	(58.0)
Other items as detailed in statement of operations	(21.0)	(17.0)	(7.0)	6.1	(14.3)	(9.6)	2.1		(1.7)	0.4	(17.8)	(74.8)	20.1	(134.9)
Current taxation	(66.9)	(28.2)	(0.1)	—	(16.1)	(8.3)	—	(3)	— (3)	(21.0)	(16.1)	(16.2)	—	(172.9)
Deferred taxation	(19.6)	(12.2)	(21.8)	0.8 *	(31.8)	0.3	—	(3)	— (3)	(21.8)	(3.3)	21.1	(3.4)	(91.7)

Profit/(loss) after taxation	157.8	85.7	35.8	(1.2)	99.9	9.2	—	(3)	— (3)	69.8	25.4	(142.5)	(53.3)	286.6

*	Indicative as tax is provided in the holding companies of South Deep

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.

(1)	Operating costs for management reporting purposes includes: Corporate expenditure—$35.5 million, Environmental rehabilitation—$13.9 million and Employee termination costs—$21.0 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.

(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.

(3)	As a significant portion of the acquisition price was allocated to tenements of St. Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the current or deferred taxation.

The following provides a breakdown of the reconciling items for each line item presented

			Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June 30,
			2011	2010	2010	2009
Operating costs
On-mine exploration	(k	)	(22.9)	(3.6)	(18.3)	(24.3)
Provision for rehabilitation	(l	)	(2.2)	0.4	1.7	4.7
Cut-backs	(j	)	(144.4)	(52.7)	(90.0)	(64.3)
Deferred stripping	(n	)	43.0	12.3	(11.9)	(22.1)

			(126.5)	(43.6)	(118.5)	(106.0)

Gold inventory
Inventory	(o	)	1.3	(5.3)	4.5	6.3
Inventory stockpiles	(s	)	0.1	0.6	1.4	5.1

			1.4	(4.7)	5.9	11.4

Amortization and depreciation
Business combination—formation of Original Gold Fields	(a	)	(5.6)	(2.7)	(5.3)	(5.0)
Business combination—formation of Gold Fields	(b	)	(3.4)	(1.7)	(3.3)	(2.8)
Business combination—purchase of St. Ives and Agnew	(c	)	2.1	0.3	0.5	0.7
Business combination—purchase of Abosso	(d	)	1.1	0.1	0.1	0.2
Amortization of reserves	(h	)	(23.3)	(23.2)	(37.6)	0.6
Cut-backs	(j	)	39.6	16.3	54.6	13.1
Amortization—inclusion of future costs	(i	)	34.7	13.5	1.4	19.9
Amortization—capitalized interest	(r	)	(6.9)	(3.3)	(6.6)	(1.7)
Provision for rehabilitation	(l	)	(0.2)	0.3	3.1	1.3

			38.1	(0.4)	6.9	26.3

Exploration expenditure
Exploration, evaluation and feasibility costs	(k	)	(83.1)	(1.8)	(1.6)	(1.6)

Other items as detailed in the statement of operations
Impairment of assets	(g	)	—	—	—	(0.2)
Mvelaphanda transaction—interest paid	(q	)	—	—	—	(32.4)
Mvelaphanda transaction—debt insurance costs	(q	)	—	—	—	(0.5)
Mvelaphanda transaction—profit on close out of hedge	(q	)	—	—	—	4.9
Interest capitalization	(r	)	—	—	(5.2)	51.7
Other			0.6	(1.4)	9.6	(3.3)

			0.6	(1.4)	4.4	20.1

		December 31, 2011	December 31, 2010	June 30, 2010
Total liabilities excluding deferred income and mining taxes
Provision for rehabilitation	(l)	55.2	(12.0)	(27.6)

Total assets
Business combination—formation of Original Gold Fields	(a)	79.9	102.2	94.9
Business combination—formation of Gold Fields	(b)	31.3	41.5	38.6
Business combination—purchase of St Ives and Agnew	(c)	—	(2.3)	(2.3)
Business combination—purchase of Abosso	(d)	—	(1.1)	(1.1)
Business combination—purchase of South Deep	(f)	507.9	611.2	544.5
Cutbacks	(j)	(354.8)	(250.2)	(210.9)
Amortization of reserves	(h)	(180.9)	(156.1)	(113.7)
Amortization—inclusion of future costs	(i)	123.9	88.7	64.4
Amortization—Interest capitalised	(r)	(15.2)	(10.9)	(6.6)
Exploration, feasibility and evaluation costs	(k)	(338.3)	(241.8)	(206.2)
Provision for rehabilitation	(l)	(49.5)	(2.3)	(18.0)
Investments in affiliates	(m)	9.6	15.7	(16.7)
Deferred stripping	(n)	(43.6)	(84.8)	(84.8)
Inventory at net realizable value	(o)	15.7	14.2	18.8
Impairment of Agnew	(p)	(51.5)	(50.9)	(44.0)
Interest capitalization	(r)	91.8	110.6	98.7
Inventory stockpiles	(s)	(1.2)	(1.3)	(2.0)

		(174.9)	182.4	153.6

Notes to the reconciliation of segment information to the historical financial statements

(a)	Business combination—formation of Original Gold Fields

For management reporting purposes, the formation of Original Gold Fields was accounted for as a uniting-of-interests. Under U.S. GAAP, the Company accounted for the assets and liabilities acquired from Gold Fields of South Africa Limited at historical cost, and the assets and liabilities acquired from Gencor and outside shareholders as a purchase.

(b)	Business combination—formation of Gold Fields

For management reporting purposes, the difference between the purchase price and net asset value of acquired assets that arose on this transaction was set-off against shareholders’ equity. Under U.S. GAAP, the excess purchase price was capitalized to property, plant and equipment and is being amortized over its useful life.

(c)	Business combination—purchase of St. Ives and Agnew

For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.

(d)	Business combination—purchase of Abosso

For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.

(e)	Business combination—purchase of Bolivar

For management reporting purposes, the entire interest acquired was fair valued upon gaining a controlling interest. Under U.S. GAAP, only the additional interest acquired was fair valued. In addition, U.S. GAAP requires retrospective equity accounting from the date the interest is acquired until the Group obtains control and the investment becomes a subsidiary. For management reporting purposes no retrospective equity accounting was applied.

(f)	Business combinations—purchase of South Deep

For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.

For management reporting purposes, the entire interest acquired in South Deep was fair value upon gaining a controlling interest. Under U.S. GAAP, only the additional interest acquired was accounted for at fair value; assets acquired before obtaining control are stated at historical carrying amounts. In addition, U.S. GAAP requires retrospective equity accounting from the date the interest is acquired until the Group obtains control and the investment becomes a subsidiary. For management reporting purposes no retrospective equity accounting is applied.

For management reporting purposes, any excess arising over the purchase price paid and the fair value of the net identifiable assets and liabilities acquired for additional interests in subsidiaries from minority shareholders are recorded directly in equity (‘economic entity model’). Under U.S. GAAP, any excess over the purchased price paid and the fair value of the net identifiable assets and liabilities are recorded as goodwill (‘parent company model’).

(g)	Impairment of assets

Prior to fiscal 2003, impairment charges were recorded for management purposes based on discounted cash flows, but not recorded under U.S. GAAP, since the undiscounted cash flows exceeded the carrying amounts of the assets under U.S. GAAP.

(h)	Amortization of reserves

For management reporting purposes, a portion of ore resources at the Australian operations, based on the philosophy of “endowment”, is used for calculating depreciation and amortization. Under U.S. GAAP, depreciation and amortization is calculated based upon existing proven and probable reserves.

(i)	Amortization—inclusion of future costs

For management reporting purposes, future mine development costs are included in mining assets in calculating depreciation and amortization. Under U.S. GAAP, future development costs are not included in the calculation of depreciation and amortization.

(j)	Cut-backs

For management reporting purposes, waste laybacks at surface operations are capitalized as mine development costs. Under U.S. GAAP, once the production phase of a mine has commenced, waste laybacks are considered variable production costs that should be included as a component of inventory to be recognized in Production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory. As a result, capitalization of waste laybacks is appropriate only to the extent product inventory exists at the end of a reporting period.

(k)	Exploration, feasibility and evaluation costs

For management reporting purposes, exploration costs are capitalized from the date the drilling program confirms sufficient evidence of mineralization to proceed with a feasibility study. Under U.S. GAAP, exploration costs are capitalized from the date a bankable feasibility study is completed.

(l)	Provision for rehabilitation

Amortization of rehabilitation asset

The rehabilitation asset’s carrying value for management reporting purposes is different to that under U.S. GAAP, which results in a different amortization charge.

Revisions to the asset retirement obligation

For management reporting purposes, all changes in the carrying amount of the obligation are recognized as an increase or decrease in the carrying amount of the associated capitalized retirement cost. Due to differences in the capitalized retirement cost between management reporting and U.S. GAAP, differences could arise. Changes resulting from revisions in the timing or amount of estimated cash flows are recognized as an increase or decrease in the carrying amount of the asset retirement obligation and the associated capitalized retirement cost for U.S. GAAP.

In addition, the current discount rate is applied to measure the retirement obligation for management reporting purposes. Under U.S. GAAP any decreases in the asset retirement obligation as a result of downward revisions in cash flow estimates should be treated as a modification of an existing asset retirement obligation, and should be measured at the historical discount rate used to measure the initial asset retirement obligation.

(m)	Investments in equity investees

For management reporting purposes an equity investment exceeding a 20% shareholding was treated as an available-for-sale investment prior to fiscal 2003. Under U.S. GAAP this investment was accounted for under the equity method since acquisition.

(n)	Deferred stripping

For management reporting purposes, the Company defers the waste stripping costs in excess of the expected average pitlife stripping ratio. Under U.S. GAAP, waste stripping costs are considered costs of the extracted minerals and recognized as a component of inventory to be recognized in production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory.

(o)	Inventory

Under U.S. GAAP additional amortization, waste normalization and cut backs expensed are included in the cost of inventory produced. No such absorption of costs occurred for management reporting purposes. Additionally, for management reporting purposes, no adjustment is required to record inventory at net realizable value. Under U.S. GAAP, due to the impact of the amortization adjustments on the inventory valuation, an adjustment may be required to record inventory at the lower of cost and net realizable value.

(p)	Impairment of Agnew

For management reporting purposes the Agnew mine was not determined to be impaired. Under U.S. GAAP the Agnew mine was determined to be impaired and an impairment charge was recognized.

(q)	Mvelaphanda transaction

—	Classification of instrument

For management reporting purposes the Mvela loan is split between a debt component and an equity component. Under U.S. GAAP the Mvela loan is classified as debt.

—	Interest paid

Due to the classification of the Mvela loan as debt under U.S. GAAP, additional interest is charged to the income statement.

—	Debt issuance cost

For management reporting purposes debt issuance cost is set off against debt. Under U.S. GAAP debt issuance cost is recorded as a deferred cost within accounts receivable.

—	Fair value hedge accounting

For management reporting purposes only the amortizing swap is treated as a fair value hedge in relation to the debt component of the Mvela loan. Under U.S. GAAP both the amortizing and accreting swap are treated as a fair value hedge as the entire loan is classified as debt.

—	Profit on close out of hedge

For management reporting purposes the profit on close-out of the interest rate swaps was accounted for in earnings at the time the swaps were closed out. Under U.S. GAAP the profit is deferred and amortized to earnings over the life of the hedged item.

(r)	Interest capitalization

For management reporting purposes, borrowing costs are capitalized to the extent that qualifying assets are financed through specific debt financing or general outstanding debt not for any specific purpose other than funding the operations of the Group. Under U.S. GAAP, total outstanding debt financing is taken into account in calculating the amount of borrowing cost to be capitalized.

(s)	Inventory stockpiles

For management reporting purposes, previous impairment charges writing down stockpiles to net realizable values are reversed when the net realizable value rises above the original cost. Under U.S. GAAP, the net realizable value is deemed the new base cost and impairment charges are not reversed.